UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05569

Franklin Universal Trust

(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA  94403-1906

(Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code: (650) 312-2000

Date of fiscal year end: 8/31

Date of reporting period: 11/30/15

Item 1. Schedule of Investments.

Franklin Universal Trust

Statement of Investments, November 30, 2015 (unaudited)

	Country	Shares	Value
Common Stocks 46.2%
Energy 1.4%
Spectra Energy Corp.	United States	92,350	$2,419,570
Materials 0.8%
BHP Billiton PLC, ADR	Australia	25,185	610,736
Freeport-McMoRan Inc., B	United States	80,380	657,509
[a]South32 Ltd., ADR	Australia	10,074	42,512
			1,310,757
Transportation 0.1%
[a]CEVA Holdings LLC	United Kingdom	179	92,407
Utilities 43.9%
Alliant Energy Corp.	United States	40,000	2,407,600
American Electric Power Co. Inc.	United States	75,000	4,200,750
CenterPoint Energy Inc.	United States	169,800	2,878,110
CMS Energy Corp.	United States	65,000	2,276,300
Consolidated Edison Inc.	United States	42,000	2,610,300
Dominion Resources Inc.	United States	100,000	6,737,000
DTE Energy Co.	United States	25,000	2,012,250
Duke Energy Corp.	United States	80,060	5,424,865
Edison International	United States	75,000	4,452,000
Entergy Corp.	United States	50,000	3,331,500
Exelon Corp.	United States	55,000	1,502,050
FirstEnergy Corp.	United States	60,000	1,883,400
Great Plains Energy Inc.	United States	70,000	1,889,300
NextEra Energy Inc.	United States	50,000	4,993,000
PG&E Corp.	United States	50,000	2,636,500
Pinnacle West Capital Corp.	United States	70,000	4,435,200
PPL Corp.	United States	80,000	2,723,200
Public Service Enterprise Group Inc.	United States	45,000	1,759,500
Sempra Energy	United States	50,000	4,961,500
The Southern Co.	United States	87,250	3,886,115
[a]Talen Energy Corp.	United States	9,992	77,838
UIL Holdings Corp.	United States	40,000	2,034,000
WEC Energy Group Inc.	United States	40,000	1,972,800
Westar Energy Inc.	United States	60,000	2,560,800
Xcel Energy Inc.	United States	60,000	2,139,600
			75,785,478
Total Common Stocks (Cost $47,699,704)			79,608,212
Convertible Preferred Stocks 0.1%
Transportation 0.1%
[a]CEVA Holdings LLC, cvt. pfd., A-1	United Kingdom	6	4,200
[a]CEVA Holdings LLC, cvt. pfd., A-2	United Kingdom	388	200,031
Total Convertible Preferred Stocks (Cost $587,093)			204,231
		Principal Amount*
Corporate Bonds 86.4%
Automobiles & Components 1.8%
Fiat Chrysler Automobiles NV, senior note, 5.25%, 4/15/23	United Kingdom	1,700,000	1,689,375
The Goodyear Tire & Rubber Co., senior note,
6.50%, 3/01/21	United States	1,100,000	1,165,659
5.125%, 11/15/23	United States	300,000	308,250
			3,163,284
Banks 3.6%
CIT Group Inc., senior note,
5.375%, 5/15/20	United States	500,000	528,750
5.00%, 8/15/22	United States	1,200,000	1,228,500
[b] 144A, 6.625%, 4/01/18	United States	300,000	320,625
[c]Citigroup Inc., junior sub. bond, M, 6.30% to 5/15/24, FRN thereafter, Perpetual	United States	1,100,000	1,083,500

Quarterly Statement of Investments | See Notes to Statement of Investments.

Franklin Universal Trust

Statement of Investments, November 30, 2015 (unaudited) (continued)
[c]JPMorgan Chase & Co., junior sub. bond,
R, 6.00% to 8/01/23, FRN thereafter, Perpetual	United States	900,000	911,700
V, 5.00% to 7/30/19, FRN thereafter, Perpetual	United States	800,000	769,000
Royal Bank of Scotland Group PLC, sub. note,
6.125%, 12/15/22	United Kingdom	900,000	992,250
5.125%, 5/28/24	United Kingdom	400,000	411,750
			6,246,075
Capital Goods 2.3%
[b]Bombardier Inc., senior bond, 144A, 7.50%, 3/15/25	Canada	1,700,000	1,275,000
Navistar International Corp., senior bond, 8.25%, 11/01/21	United States	800,000	574,000
Oshkosh Corp., senior note, 5.375%, 3/01/22	United States	500,000	507,500
TransDigm Inc.,
senior sub. bond, 6.50%, 7/15/24	United States	200,000	198,000
[b] senior sub. bond, 144A, 6.50%, 5/15/25	United States	100,000	98,625
senior sub. note, 6.00%, 7/15/22	United States	700,000	691,250
[b]Zachry Holdings Inc., senior note, 144A, 7.50%, 2/01/20	United States	600,000	603,000
			3,947,375
Commercial & Professional Services 1.0%
[b]Acosta Inc., senior note, 144A, 7.75%, 10/01/22	United States	500,000	463,750
IHS Inc., senior note, 5.00%, 11/01/22	United States	300,000	306,375
United Rentals North America Inc., senior bond, 5.75%, 11/15/24	United States	1,000,000	1,015,000
			1,785,125
Consumer Durables & Apparel 3.4%
[b]Jarden Corp., senior note, 144A, 5.00%, 11/15/23	United States	700,000	721,788
KB Home,
senior bond, 7.50%, 9/15/22	United States	1,100,000	1,116,500
senior note, 4.75%, 5/15/19	United States	200,000	197,000
senior note, 7.00%, 12/15/21	United States	300,000	300,750
M/I Homes Inc., senior note, 8.625%, 11/15/18	United States	200,000	205,750
[b]Taylor Morrison Communities Inc./Monarch Communities Inc., senior note, 144A,
5.25%, 4/15/21	United States	400,000	403,000
5.875%, 4/15/23	United States	500,000	500,000
5.625%, 3/01/24	United States	700,000	679,875
Toll Brothers Finance Corp., senior bond, 5.625%, 1/15/24	United States	700,000	740,250
Visant Corp., senior note, 10.00%, 10/01/17	United States	900,000	924,525
			5,789,438
Consumer Services 5.2%
[b]1011778 BC ULC/New Red Finance Inc.,
secured note, second lien, 144A, 6.00%, 4/01/22	Canada	1,000,000	1,037,500
senior secured note, first lien, 144A, 4.625%, 1/15/22	Canada	500,000	506,250
[b]24 Hour Holdings III LLC, senior note, 144A, 8.00%, 6/01/22	United States	1,000,000	842,500
[d]Caesars Entertainment Operating Co. Inc., senior secured note, first lien, 11.25%,
6/01/17	United States	500,000	387,500
[b,d]Fontainebleau Las Vegas, senior secured bond, first lien, 144A, 11.00%, 6/15/15	United States	1,600,000	200
[b]International Game Technology PLC, senior secured bond, 144A, 6.50%, 2/15/25	United States	1,700,000	1,569,312
[b]Landry's Inc., senior note, 144A, 9.375%, 5/01/20	United States	900,000	959,625
MGM Resorts International, senior note,
6.875%, 4/01/16	United States	1,200,000	1,221,000
7.50%, 6/01/16	United States	800,000	823,000
[b]Sabre GLBL Inc., first lien, 144A, 5.375%, 4/15/23	United States	300,000	301,500
[b]Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., senior bond, 144A, 5.50%,
3/01/25	United States	800,000	723,000
[b]Wynn Macau Ltd., senior note, 144A, 5.25%, 10/15/21	Macau	600,000	542,250
			8,913,637
Diversified Financials 4.5%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust, senior note,
4.25%, 7/01/20	Netherlands	800,000	813,000
4.625%, 10/30/20	Netherlands	200,000	205,750
5.00%, 10/01/21	Netherlands	500,000	519,063
Ally Financial Inc., senior note, 5.50%, 2/15/17	United States	600,000	618,750
[e]Deutsche Bank AG, sub. bond, 4.296% to 5/24/23, FRN thereafter, 5/24/28	Germany	900,000	850,725
E*TRADE Financial Corp., senior note,
5.375%, 11/15/22	United States	300,000	318,000

Franklin Universal Trust

Statement of Investments, November 30, 2015 (unaudited) (continued)
4.625%, 9/15/23	United States	400,000		412,000
Navient Corp., senior note,
8.45%, 6/15/18	United States	900,000		947,250
5.50%, 1/15/19	United States	800,000		771,600
4.875%, 6/17/19	United States	800,000		750,000
[b]Neuberger Berman Group LLC/Finance Corp., senior note, 144A, 5.875%, 3/15/22	United States	700,000		732,235
[b]OneMain Financial Holdings Inc., senior note, 144A, 7.25%, 12/15/21	United States	800,000		816,000
				7,754,373
Energy 12.8%
BreitBurn Energy Partners LP/BreitBurn Finance Corp.,
senior bond, 7.875%, 4/15/22	United States	700,000		206,500
senior note, 8.625%, 10/15/20	United States	600,000		219,000
California Resources Corp.,
senior bond, 6.00%, 11/15/24	United States	600,000		360,375
senior note, 5.50%, 9/15/21	United States	400,000		242,000
[b]Calumet Specialty Products Partners LP/Calumet Finance Co., senior note, 144A,
7.75%, 4/15/23	United States	800,000		754,000
CGG SA, senior note,
6.50%, 6/01/21	France	600,000		328,500
6.875%, 1/15/22	France	300,000		164,813
Chaparral Energy Inc.,
senior bond, 8.25%, 9/01/21	United States	200,000		44,000
senior bond, 7.625%, 11/15/22	United States	300,000		64,500
senior note, 9.875%, 10/01/20	United States	800,000		220,000
CHC Helicopter SA, senior secured note, first lien, 9.25%, 10/15/20	Canada	1,350,000		654,750
Chesapeake Energy Corp., senior note,
6.625%, 8/15/20	United States	1,700,000		807,500
4.875%, 4/15/22	United States	300,000		128,438
Clayton Williams Energy Inc., senior note, 7.75%, 4/01/19	United States	500,000		470,000
Compressco Partners LP/Finance Corp., senior note, 7.25%, 8/15/22	United States	300,000		242,812
CONSOL Energy Inc., senior note,
5.875%, 4/15/22	United States	800,000		528,000
[b] 144A, 8.00%, 4/01/23	United States	800,000		568,000
[b]Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp., senior note,
144A, 6.25%, 4/01/23	United States	500,000		427,500
[b]Drill Rigs Holdings Inc., secured note, 144A, 6.50%, 10/01/17	United States	1,100,000		767,250
Energy Transfer Equity LP,
senior bond, 5.875%, 1/15/24	United States	200,000		184,395
senior note, first lien, 7.50%, 10/15/20	United States	1,500,000		1,581,562
Energy XXI Gulf Coast Inc., senior note, 9.25%, 12/15/17	United States	1,300,000		383,500
[b]EnQuest PLC, senior note, 144A, 7.00%, 4/15/22	United Kingdom	600,000		364,125
EPL Oil & Gas Inc., senior note, 8.25%, 2/15/18	United States	800,000		260,000
[b]Ferrellgas LP/Ferrellgas Finance Corp., senior note, 144A, 6.75%, 6/15/23	United States	900,000		809,820
[b]Goodrich Petroleum Corp., secured note, second lien, 144A, 8.875%, 3/15/18	United States	600	[f]	300,000
Halcon Resources Corp.,
senior note, 9.75%, 7/15/20	United States	800,000		256,000
[b] senior secured note, third lien, 144A, 13.00%, 2/15/22	United States	520,000		243,100
[b]Linn Energy LLC/Finance Corp., senior secured note, second lien, 144A, 12.00%,
12/15/20	United States	900,000		562,500
Martin Midstream Partners LP/Martin Midstream Finance Corp., senior note, 7.25%,
2/15/21	United States	1,000,000		953,750
Memorial Resource Development Corp., senior note, 5.875%, 7/01/22	United States	500,000		468,750
Midstates Petroleum Co. Inc./LLC, senior note, 9.25%, 6/01/21	United States	700,000		113,750
[b]Murray Energy Corp., secured note, second lien, 144A, 11.25%, 4/15/21	United States	700,000		159,250
Oasis Petroleum Inc.,
senior bond, 6.875%, 1/15/23	United States	200,000		173,500
senior note, 7.25%, 2/01/19	United States	200,000		190,500
senior note, 6.50%, 11/01/21	United States	400,000		342,000
senior note, 6.875%, 3/15/22	United States	400,000		343,000
[b]Ocean Rig UDW Inc., senior note, 144A, 7.25%, 4/01/19	United States	400,000		190,000
PBF Holding Co. LLC, first lien, 8.25%, 2/15/20	United States	1,200,000		1,258,500
[b]Peabody Energy Corp., second lien, 144A, 10.00%, 3/15/22	United States	1,700,000		408,000
Penn Virginia Corp., senior note, 8.50%, 5/01/20	United States	700,000		157,500
QEP Resources Inc., senior bond,
5.375%, 10/01/22	United States	700,000		633,500

Franklin Universal Trust

Statement of Investments, November 30, 2015 (unaudited) (continued)
5.25%, 5/01/23	United States	400,000	359,000
[b,d,g]Quicksilver Resources Inc., secured note, second lien, 144A, FRN, 7.00%, 6/21/19	United States	400,000	122,000
Sabine Pass Liquefaction LLC, first lien,
5.625%, 2/01/21	United States	1,000,000	972,500
6.25%, 3/15/22	United States	200,000	194,250
5.625%, 4/15/23	United States	500,000	463,750
Sanchez Energy Corp., senior note,
7.75%, 6/15/21	United States	900,000	688,500
6.125%, 1/15/23	United States	300,000	207,750
[b]Ultra Petroleum Corp., senior bond, 144A, 6.125%, 10/01/24	United States	1,100,000	418,000
W&T Offshore Inc., senior note, 8.50%, 6/15/19	United States	1,200,000	516,000
WPX Energy Inc., senior note, 8.25%, 8/01/23	United States	600,000	562,500
			22,039,190
Food, Beverage & Tobacco 3.1%
Constellation Brands Inc.,
senior bond, 4.75%, 11/15/24	United States	400,000	412,000
senior note, 4.25%, 5/01/23	United States	500,000	505,000
[e] senior note, 4.75%, 12/01/25	United States	100,000	102,000
Cott Beverages Inc., senior note, 6.75%, 1/01/20	United States	600,000	624,000
[b]Dole Food Co. Inc., senior secured note, 144A, 7.25%, 5/01/19	United States	300,000	300,750
[b]JBS USA LLC/Finance Inc.,
senior bond, 144A, 5.875%, 7/15/24	United States	600,000	592,125
senior note, 144A, 8.25%, 2/01/20	United States	300,000	315,750
senior note, 144A, 7.25%, 6/01/21	United States	700,000	733,250
Post Holdings Inc., senior note,
7.375%, 2/15/22	United States	800,000	835,752
[b] 144A, 6.75%, 12/01/21	United States	500,000	511,250
[b] 144A, 6.00%, 12/15/22	United States	300,000	297,000
[b] 144A, 7.75%, 3/15/24	United States	100,000	104,250
			5,333,127
Health Care Equipment & Services 6.4%
Alere Inc.,
senior note, 7.25%, 7/01/18	United States	900,000	933,894
senior sub. note, 6.50%, 6/15/20	United States	100,000	99,500
CHS/Community Health Systems Inc.,
senior note, 8.00%, 11/15/19	United States	900,000	915,750
senior note, 7.125%, 7/15/20	United States	400,000	402,000
senior note, 6.875%, 2/01/22	United States	200,000	194,500
senior secured note, first lien, 5.125%, 8/15/18	United States	600,000	615,000
DaVita HealthCare Partners Inc.,
senior bond, 5.125%, 7/15/24	United States	400,000	399,750
senior note, 5.75%, 8/15/22	United States	500,000	520,000
HCA Inc.,
senior bond, 5.875%, 5/01/23	United States	800,000	830,000
senior bond, 5.875%, 2/15/26	United States	1,400,000	1,422,750
senior note, 6.50%, 2/15/16	United States	1,400,000	1,416,009
senior secured bond, first lien, 5.875%, 3/15/22	United States	600,000	644,250
[b]Hologic Inc., senior note, 144A, 5.25%, 7/15/22	United States	500,000	521,875
Tenet Healthcare Corp., senior note,
5.00%, 3/01/19	United States	800,000	774,000
5.50%, 3/01/19	United States	400,000	390,000
8.125%, 4/01/22	United States	1,000,000	1,003,750
			11,083,028
Materials 11.8%
ArcelorMittal, senior note,
6.50%, 3/01/21	Luxembourg	900,000	789,750
6.125%, 6/01/25	Luxembourg	300,000	237,000
[b]Ardagh Packaging Finance PLC, senior note, 144A, 9.125%, 10/15/20	Luxembourg	500,000	528,125
[b]Ardagh Packaging Finance PLC/Ardagh MP Holdings USA Inc., senior note, 144A,
6.25%, 1/31/19	Luxembourg	200,000	200,500
7.00%, 11/15/20	Luxembourg	88,235	88,346
6.75%, 1/31/21	Luxembourg	200,000	203,125
6.00%, 6/30/21	Luxembourg	500,000	495,000
[b]Barminco Finance Pty. Ltd., senior note, 144A, 9.00%, 6/01/18	Australia	800,000	648,400

Franklin Universal Trust

Statement of Investments, November 30, 2015 (unaudited) (continued)
[b]Blue Cube Spinco Inc., senior bond, 144A, 10.00%, 10/15/25	United States	800,000	888,000
[b]BlueScope Steel Ltd./BlueScope Steel Finance, senior note, 144A, 7.125%, 5/01/18	Australia	1,400,000	1,375,500
[b]Cemex Finance LLC, senior secured note, first lien, 144A, 6.00%, 4/01/24	Mexico	600,000	559,125
[b]Cemex SAB de CV, first lien, 144A, 5.70%, 1/11/25	Mexico	1,100,000	978,312
[b]The Chemours Co.,
senior bond, 144A, 7.00%, 5/15/25	United States	200,000	150,000
senior note, 144A, 6.625%, 5/15/23	United States	1,100,000	830,500
[b]Eldorado Gold Corp., senior note, 144A, 6.125%, 12/15/20	Canada	1,000,000	926,250
[b]First Quantum Minerals Ltd., senior note, 144A,
6.75%, 2/15/20	Canada	631,000	413,305
7.00%, 2/15/21	Canada	1,131,000	724,547
[b]FMG Resources (August 2006) Pty. Ltd., senior secured note, 144A, 9.75%, 3/01/22	Australia	1,800,000	1,735,875
[b]NOVA Chemicals Corp., senior bond, 144A, 5.00%, 5/01/25	Canada	1,100,000	1,080,750
Novelis Inc., senior note, 8.75%, 12/15/20	Canada	700,000	684,250
[b]Owens-Brockway Glass Container Inc., senior note, 144A,
5.00%, 1/15/22	United States	600,000	597,000
5.875%, 8/15/23	United States	500,000	520,937
[b]Platform Specialty Products Corp., senior note, 144A, 6.50%, 2/01/22	United States	900,000	787,500
[b]PSPC Escrow II Corp., senior note, 144A, 10.375%, 5/01/21	United States	200,000	204,500
[b]Rain CII Carbon LLC/CII Carbon Corp., second lien, 144A, 8.25%, 1/15/21	United States	500,000	387,500
Reynolds Group Issuer Inc./LLC/SA,
first lien, 5.75%, 10/15/20	United States	500,000	514,375
senior note, 8.50%, 5/15/18	United States	1,000,000	1,007,500
senior note, 9.00%, 4/15/19	United States	200,000	203,500
senior note, 9.875%, 8/15/19	United States	100,000	103,875
senior note, 8.25%, 2/15/21	United States	700,000	702,625
[b]Sealed Air Corp.,
senior bond, 144A, 5.50%, 9/15/25	United States	400,000	418,000
senior note, 144A, 6.50%, 12/01/20	United States	400,000	446,000
Steel Dynamics Inc.,
senior bond, 5.50%, 10/01/24	United States	500,000	478,750
senior note, 5.125%, 10/01/21	United States	400,000	391,000
Verso Paper Holdings LLC/Inc., senior secured note, first lien, 11.75%, 1/15/19	United States	216,000	32,940
			20,332,662
Media 9.4%
Cablevision Systems Corp., senior note, 8.625%, 9/15/17	United States	700,000	740,250
CCO Holdings LLC/CCO Holdings Capital Corp., senior bond, 5.25%, 9/30/22	United States	1,700,000	1,712,750
[b]CCOH Safari LLC, senior bond, 144A, 5.75%, 2/15/26	United States	500,000	503,750
Clear Channel Worldwide Holdings Inc.,
senior note, 6.50%, 11/15/22	United States	500,000	493,750
senior sub. note, 7.625%, 3/15/20	United States	700,000	681,625
CSC Holdings LLC, senior note,
6.75%, 11/15/21	United States	700,000	663,250
5.25%, 6/01/24	United States	700,000	595,000
DISH DBS Corp., senior note,
7.125%, 2/01/16	United States	1,000,000	1,009,150
6.75%, 6/01/21	United States	700,000	706,125
Gannett Co. Inc.,
senior bond, 6.375%, 10/15/23	United States	900,000	954,000
senior note, 5.125%, 7/15/20	United States	800,000	832,000
iHeartCommunications Inc.,
senior secured bond, first lien, 9.00%, 3/01/21	United States	1,300,000	898,300
senior secured note, first lien, 9.00%, 9/15/22	United States	100,000	68,625
[b]Radio One Inc., senior sub. note, 144A, 9.25%, 2/15/20	United States	500,000	412,500
[b]Sirius XM Radio Inc., senior bond, 144A,
6.00%, 7/15/24	United States	800,000	829,000
5.375%, 4/15/25	United States	700,000	694,750
[b]Unitymedia KabelBW GmbH, senior bond, 144A, 6.125%, 1/15/25	Germany	600,000	607,875
[b]Univision Communications Inc., senior secured bond, first lien, 144A, 6.75%, 9/15/22	United States	358,000	372,320
[b]Virgin Media Finance PLC, senior bond, 144A, 6.375%, 4/15/23	United Kingdom	300,000	307,875
[b]Virgin Media Secured Finance PLC, senior secured bond,
144A, 5.25%, 1/15/26	United Kingdom	500,000	490,625
first lien, 144A, 5.50%, 1/15/25	United Kingdom	800,000	806,000
[b]VTR Finance BV, senior secured note, 144A, 6.875%, 1/15/24	Chile	600,000	582,000

Franklin Universal Trust

Statement of Investments, November 30, 2015 (unaudited) (continued)
[b]WMG Acquisition Corp.,
secured note, 144A, 6.00%, 1/15/21	United States	1,190,000	1,210,825
senior note, 144A, 5.625%, 4/15/22	United States	100,000	98,250
			16,270,595
Pharmaceuticals, Biotechnology & Life Sciences 2.8%
[b]Concordia Healthcare Corp., senior note, 144A, 7.00%, 4/15/23	Canada	1,000,000	865,000
[b]Endo Finance LLC/Endo Ltd./Endo Finco Inc.,
senior bond, 144A, 6.00%, 2/01/25	United States	600,000	573,000
senior note, 144A, 6.00%, 7/15/23	United States	400,000	390,500
[b]Horizon Pharma Financing Inc., senior note, 144A, 6.625%, 5/01/23	United States	800,000	692,000
[b]Jaguar Holding Co. II/Pharmaceutical Product Development LLC, senior note, 144A,
6.375%, 8/01/23	United States	500,000	481,250
[b]Valeant Pharmaceuticals International, senior note, 144A, 6.375%, 10/15/20	United States	1,100,000	1,013,375
[b]Valeant Pharmaceuticals International Inc.,
senior bond, 144A, 6.125%, 4/15/25	United States	300,000	261,750
senior note, 144A, 5.625%, 12/01/21	United States	700,000	614,250
			4,891,125
Real Estate 0.9%
Equinix Inc., senior bond,
5.375%, 4/01/23	United States	1,300,000	1,330,875
[e] 5.875%, 1/15/26	United States	200,000	203,500
			1,534,375
Retailing 1.7%
[b]American Builders & Contractors Supply Co. Inc., senior note, 144A, 5.625%, 4/15/21	United States	900,000	920,250
[b]Argos Merger Sub Inc., senior note, 144A, 7.125%, 3/15/23	United States	300,000	303,000
[b]Dollar Tree Inc., senior note, 144A, 5.75%, 3/01/23	United States	500,000	522,500
[b]Netflix Inc., senior bond, 144A, 5.875%, 2/15/25	United States	1,100,000	1,142,625
			2,888,375
Semiconductors & Semiconductor Equipment 0.5%
[b]Qorvo Inc., senior bond, 144A, 7.00%, 12/01/25	United States	800,000	824,000
Software & Services 2.9%
[b]BMC Software Finance Inc., senior note, 144A, 8.125%, 7/15/21	United States	1,600,000	1,244,000
[b]First Data Corp.,
second lien, 144A, 5.75%, 1/15/24	United States	1,400,000	1,403,500
senior note, 144A, 7.00%, 12/01/23	United States	400,000	406,500
senior secured bond, second lien, 144A, 8.25%, 1/15/21	United States	900,000	941,625
[b]Infor (U.S.) Inc., senior note, 144A, 6.50%, 5/15/22	United States	1,100,000	979,000
			4,974,625
Technology Hardware & Equipment 1.5%
[b]Alcatel-Lucent USA Inc., senior note, 144A, 6.75%, 11/15/20	France	730,000	775,253
[b]Blackboard Inc., senior note, 144A, 7.75%, 11/15/19	United States	700,000	626,500
[b,h]CommScope Holdings Co. Inc., senior note, 144A, PIK, 6.625%, 6/01/20	United States	400,000	406,500
[b]CommScope Technologies Finance LLC, senior bond, 144A, 6.00%, 6/15/25	United States	900,000	864,000
			2,672,253
Telecommunication Services 7.0%
CenturyLink Inc., senior bond,
6.75%, 12/01/23	United States	300,000	285,945
5.625%, 4/01/25	United States	1,000,000	863,750
[b]Digicel Group Ltd., senior note, 144A, 8.25%, 9/30/20	Bermuda	900,000	785,812
[b]Digicel Ltd., senior note, 144A,
6.00%, 4/15/21	Bermuda	500,000	452,500
6.75%, 3/01/23	Bermuda	300,000	266,411
Intelsat Jackson Holdings SA,
senior bond, 6.625%, 12/15/22	Luxembourg	500,000	305,000
senior note, 7.25%, 10/15/20	Luxembourg	200,000	168,000
senior note, 7.50%, 4/01/21	Luxembourg	1,500,000	1,252,500
[b]Millicom International Cellular SA, senior note, 144A, 6.625%, 10/15/21	Luxembourg	900,000	871,312
[b]Sprint Communications Inc., senior note, 144A,
9.00%, 11/15/18	United States	2,000,000	2,165,000
7.00%, 3/01/20	United States	500,000	511,562
Sprint Corp., senior bond,
7.875%, 9/15/23	United States	500,000	403,750

Franklin Universal Trust

Statement of Investments, November 30, 2015 (unaudited) (continued)
7.125%, 6/15/24	United States	200,000	155,125
T-Mobile USA Inc.,
senior bond, 6.50%, 1/15/24	United States	200,000	202,000
senior bond, 6.375%, 3/01/25	United States	500,000	500,000
senior note, 6.542%, 4/28/20	United States	800,000	828,000
senior note, 6.125%, 1/15/22	United States	100,000	102,301
[b]Wind Acquisition Finance SA,
senior note, 144A, 7.375%, 4/23/21	Italy	1,700,000	1,636,250
senior secured note, first lien, 144A, 4.75%, 7/15/20	Italy	300,000	299,813
			12,055,031
Transportation 1.7%
[b]Florida East Coast Holdings Corp.,
secured note, first lien, 144A, 6.75%, 5/01/19	United States	400,000	393,000
senior note, 144A, 9.75%, 5/01/20	United States	200,000	175,000
Hertz Corp., senior note,
7.50%, 10/15/18	United States	600,000	612,750
6.75%, 4/15/19	United States	1,000,000	1,025,000
[b]Stena AB, senior bond, 144A, 7.00%, 2/01/24	Sweden	300,000	263,250
[b]Stena International SA, secured bond, 144A, 5.75%, 3/01/24	Sweden	500,000	442,125
			2,911,125
Utilities 2.1%
Calpine Corp.,
senior bond, 5.75%, 1/15/25	United States	1,300,000	1,222,000
[b] senior secured bond, first lien, 144A, 7.875%, 1/15/23	United States	354,000	377,453
[b]InterGen NV, secured bond, 144A, 7.00%, 6/30/23	Netherlands	1,000,000	835,000
NRG Yield Operating LLC, senior bond, 5.375%, 8/15/24	United States	600,000	546,900
[b]PPL Energy Supply LLC, senior bond, 144A, 6.50%, 6/01/25	United States	400,000	342,500
[b,d]Texas Competitive Eletric Holdings Co. LLC/Texas Competitive Eletric Holdings
Finance Inc., senior secured note, first lien, 144A, 11.50%, 10/01/20	United States	700,000	248,500
			3,572,353
Total Corporate Bonds (Cost $169,137,393)			148,981,171
[g]Senior Floating Rate Interests (Cost $765,495) 0.4%
Household & Personal Products 0.4%
Sun Products Corp., Tranche B Term Loan, 5.50%, 3/23/20	United States	770,664	736,625
		Shares
Escrows and Litigation Trusts (Cost $—) 0.0%
[a,i]NewPage Corp., Litigation Trust	United States	1,200,000	—
Total Investments before Short Term Investments (Cost $218,189,685)			229,530,239
Short Term Investments (Cost $1,932,702) 1.1%
Money Market Funds 1.1%
[a,j]Institutional Fiduciary Trust Money Market Portfolio	United States	1,932,702	1,932,702
Total Investments (Cost $220,122,387) 134.2%			231,462,941
Notes Payable (34.8)%			(60,000,000)

Other Assets, less Liabilities 0.6%			956,337
Net Assets 100.0%			$172,419,278

* The principal amount is stated in U.S. dollars unless otherwise indicated.
a Non-income producing.
b Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Fund's Board of Trustees. At
November 30, 2015, the aggregate value of these securities was $70,984,563, representing 41.17% of net assets.
c Perpetual security with no stated maturity date.
d Defaulted security or security for which income has been deemed uncollectible.
e A portion or all of the security purchased on a when-issued or delayed delivery basis.
f Principal amount is stated in 1,000 Units.

Franklin Universal Trust

Statement of Investments, November 30, 2015 (unaudited) (continued)

g The coupon rate shown represents the rate at period end.
h Income may be received in additional securities and/or cash.
i Security has been deemed illiquid because it may not be able to be sold within seven days.
j See Note 4 regarding investments in affiliated management investment companies.

ADR	-	American Depositary Receipt
FRN	-	Floating Rate Note
PIK	-	Payment-In-Kind

ABBREVIATIONS

Selected Portfolio

Franklin Universal Trust

Notes to Statement of Investments (unaudited)

1. ORGANIZATION

Franklin Universal Trust (Fund) is registered under the Investment Company Act of 1940 as a closed-end management investment company and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles.

2. FINANCIAL INSTRUMENT VALUATION

The Fund's investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Fund calculates the net asset value (NAV) per share as of 4 p.m. Eastern time each day the New York Stock Exchange (NYSE) is open for trading. Senior Fixed Rate Notes are carried at cost. Under compliance policies and procedures approved by the Fund’s Board of Trustees (the Board), the Fund’s administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation and Liquidity Oversight Committee (VLOC). The VLOC provides administration and oversight of the Fund's valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time, whichever is earlier. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.

Debt securities generally trade in the OTC market rather than on a securities exchange. The Fund's pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities denominated in a foreign currency are converted into their U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the date that the values of the foreign debt securities are determined.

Investments in open-end mutual funds are valued at the closing NAV.

The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VLOC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VLOC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VLOC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time. In addition, trading in certain foreign markets may not take place on every NYSE business day. Occasionally, events occur between the time at which trading in a foreign security is completed and the close of the NYSE that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Fund’s portfolio securities as determined at the foreign market close and the latest indications of value at the close of the NYSE. In order to minimize the potential for these differences, the VLOC monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depositary Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Fund. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services.

When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the NYSE is closed, which could result in differences between the value of the Fund’s portfolio securities on the last business day and the last calendar day of the reporting period. Any significant security valuation changes due to an open foreign market are adjusted and reflected by the Fund for financial reporting purposes.

3. INCOME TAXES

At November 30, 2015, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments	$220,443,537

Unrealized appreciation	$37,146,841
Unrealized depreciation	(26,127,437)
Net unrealized appreciation (depreciation)	$11,019,404

4. INVESTMENTS IN AFFILIATED MANAGEMENT INVESTMENT COMPANIES

The Fund invests in an affiliated management investment company for purposes other than exercising a controlling influence over the management or policies. Management fees paid by the Fund are waived on assets invested in the affiliated management investment company, in an amount not to exceed the management and administrative fees paid directly or indirectly by each affiliate. Prior to September 1, 2013, the waiver was accounted for as a reduction to management fees.

% of Affiliated Fund
	Number of Shares			Number of Shares	Value at				Shares Outstanding
	Held at Beginning	Gross	Gross	Held at End of	End of		Investment	Realized	Held at End of
	of Period	Additions	Reductions	Period	Period		Income	Gain (Loss)	Period
Non-Controlled Affiliates
Institutional Fiduciary Trust Money Market Portfolio	1,958,705	7,879,602	(7,905,605)	1,932,702	$1,932,702	$	- $	-	0.01%

5. FAIR VALUE MEASUREMENTS

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments
  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

A summary of inputs used as of November 30, 2015, in valuing the Fund’s assets carried at fair value, is as follows:

	Level 1	Level 2	Level 3		Total
Assets:
Investments in Securities:
Equity Investments:[a]
Transportation	$-	$296,638	$-		$296,638
Other Equity Investments[b]	79,515,805	-	-		79,515,805
Corporate Bonds	-	148,981,171	-		148,981,171
Senior Floating Rate Interests	-	736,625	-		736,625
Escrows and Litigation Trusts	-	-	-	c	-
Short Term Investments	1,932,702	-	-		1,932,702
Total Investments in Securities	$81,448,507	$150,014,434	$-		$231,462,941

aIncludes common and convertible preferred stocks.

bFor detailed categories, see the accompanying Statement of Investments.

cIncludes security determined to have no value at November 30, 2015.

A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 financial instruments at the end of the period.

6. SUBSEQUENT EVENTS

The Fund has evaluated subsequent events through the issuance of the Statement of Investments and determined that no events have occurred that require disclosure.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Item 2. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures.  The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission.  Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.  The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures.  Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls.  There have been no changes in the Registrant’s internal controls or in other factors that could materially affect the internal controls over financial reporting subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Franklin Universal Trust

By /s/ Laura F. Fergerson

      Laura F. Fergerson

      Chief Executive Officer –

      Finance and Administration

Date  January 26, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Laura F. Fergerson

      Laura F. Fergerson

      Chief Executive Officer –

      Finance and Administration

Date  January 26, 2016

By /s/ Gaston Gardey

      Gaston Gardey

      Chief Financial Officer and

Chief Accounting Officer

Date January 26, 2016